November 8, 2005 VIA EDGAR	Ryan A. Murr Ryan.Murr@hellerehrman.com Direct +1.858.450.8425 Direct Fax +1.858.587.5924 Main +1.858.450.8400 Fax +1.858.450.8499

Securities and Exchange Commission

Division of Corporation Finance

Station Place

100 F. Street, N.E.

Washington, D.C. 20549-7010

Attn: Jennifer R. Hardy

Re:	SAIC, Inc.
Amendment No. 1 to Registration Statement on Form S-1
Filed October 14, 2005
File No. 333-128021

Ladies and Gentlemen:

On behalf of SAIC, Inc. (the “Company”), this letter responds to the comments of the Staff of the Securities and Exchange Commission set forth in the letter dated October 28, 2005 relating to the above-referenced registration statement (the “Form S-1”). On behalf of the Company, we are concurrently filing Amendment No. 2 to the Form S-1 (the “Amendment”).

Set forth in italicized print below are the Staff’s comments, as set forth in the letter dated October 28, 2005, followed by the Company’s responses.

General

1.	Please comply with the comments set forth on your Form S-4/A (File No. 333-128022).

Where applicable, the Company has complied with the Staff’s comments, dated October 28, 2005, to the Company’s registration statement on Form S-4 (File No. 333-128022) (the “Form S-4”).

General

2.	We note the response to prior comment 3 that you intend to include artwork in the registration statement and will submit the artwork for our review before the registration statement’s effectiveness. For any artwork included in the registration statement:

•	Ensure that the artwork does not serve as a substitute for or as a supplement to the prospectus’ summary and business sections.

•	Ensure that any graphical presentation and accompanying text provide a balanced view of SAIC and its business sections.

•	Limit any artwork on the prospectus’ inside front cover page to a single page.

•	Limit any graphics to a pictorial depiction of SAIC’s products and services with simple labels or phrases that are directed to investors. Explain the graphical representations’ meaning and significance.

•	Include any information about SAIC’s third party relationships in the prospectus’ business section. Explain the relevance and significance of any third party relationship.

•	Place any promotional material in the business section where it can be analyzed and understood in its proper context.

The Company is in the early stages of preparing the artwork for the prospectus and will provide the Staff with copies of the draft artwork for review prior to requesting acceleration of effectiveness of the S-1.

3.	We note your response to prior comment 4 and we also note the Form 8-K dated October 11, 2005 establishing a stock price for your class A common stock and other similar Forms 8-K establishing stock prices. Tell us supplementally whether you will use this price as a basis for New SAIC’s common stock in this offering.

The Company does not expect that the historical limited market price for Old SAIC’s common stock will be a factor in setting the price for this offering. The price for the Company’s common stock to be sold in the offering will be determined by negotiations between the Company and the representatives of the underwriters. Among the factors to be considered in determining the initial public offering price will be: (i) the Company’s future prospects and those of its industry in general; (ii) the Company’s sales, earnings and other financial operating information in recent periods; and (iii) the price-earnings ratios, price-sales ratios, market prices of securities and certain financial and operating information of other companies engaged in activities similar to the Company’s.

In order to further clarify that the Old SAIC limited market price will not necessarily correspond to the trading price for New SAIC’s common stock, the Company has revised the risk factor on Page 19 of the Form S-1 to expressly state that there may not be any correlation between the prices of the two securities. The Company also notes that similar disclosure is provided in response to Question 23 in the “Questions and Answers” contained in the Form S-4.

Cover

4.	Clarify that you will pay the special dividend with all of the proceeds of this offering.

The Company has clarified that the aggregate dividend amount will exceed the aggregate offering proceeds and will quantify this amount in a subsequent amendment to the Form S-1. The Company notes, however, that the offering proceeds will not be used to pay the dividend. For tax reasons, the Company and Old SAIC have structured the offering and dividend so that the dividend will be paid by Old SAIC out of its existing cash reserves. The Company will receive all proceeds from the offering and it expects that it will retain these proceeds at the corporate parent level (i.e., the Company does not expect to transfer the offering proceeds to Old SAIC). After the completion of the offering, the consolidated cash balances of the Company will be used for general corporate purposes, including working capital, capital spending and possible investments in, or acquisitions of, complementary businesses, services or technologies. Based on the structure of the offering and the dividend, the Company respectfully submits that the disclosure, as revised in the Amendment, is complete and accurate.

Prospectus’ Inside Front Cover Page

5.	Please refer to prior comment 6. Since your underwriters have elected not to eliminate the prospectus’ outside back cover page, you may not include disclosure of the dealer prospectus delivery obligation on page i. Rather, as requested previously, please move that disclosure to the prospectus’ outside back cover page. See Item 502(b) of Regulation S-K.

The Company notes that Old SAIC is currently required to file periodic reports with the Commission and that, upon the closing of the initial public offering, the Company will be a successor registrant. Accordingly, the Company respectfully submits that it is not required to include the dealer prospectus delivery legend required by Item 502(b) of Regulation S-K and Rule 174(b) under the Securities Act of 1933, as amended, and has deleted this legend from the Amendment.

Use of Proceeds, page 23

6.	Please delete the disclosure that your cash balances, including the net proceeds from the offering will be used for....” Since you will not have proceeds left after paying the special dividend.

As requested, the Company has deleted the language, “including the net proceeds from the offering.” The Company has also revised the disclosure under Use of Proceeds to clarify the effect of the dividend and the offering on the consolidated cash balances of the Company.

Exhibits

7.	We note your response to prior comment 14 that you intend to file by amendment the underwriting agreement and the legality opinion. To expedite our review, consider providing us draft copies of the underwriting agreement and the legality opinion before you file them by amendment.

The Company will file the required legal opinion and underwriting agreement with a subsequent amendment to the Form S-1 and will consider providing the Staff with supplemental copies as suggested.

*         *        *

If you have any questions or further comments relating to the foregoing matters, please contact the undersigned at (858) 450-8425 at your convenience. Your assistance in this matter is greatly appreciated.

Sincerely,

/s/ Ryan A. Murr

Ryan A. Murr

Enclosures

cc:	Douglas E. Scott, SAIC, Inc.
Tracey L. Houser, SEC
Alfred P. Pavot, Jr., SEC
Edward M. Kelly, SEC
Sarah A. O’Dowd, Heller Ehrman
Stephen C. Ferruolo, Heller Ehrman
Bruce K. Dallas, Davis Polk & Wardwell
Nigel D. J. Wilson, Davis Polk & Wardwell

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